Risk/Return Summary - FidelitySAITotalBondFund-PRO - FidelitySAITotalBondFund-PRO - Fidelity SAI Total Bond Fund	Feb. 01, 2025
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® SAI Total Bond FundOctober 30, 2024Prospectus
Strategy Narrative [Text Block]	Allocating assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Aggregate Bond Index.